RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instrument Assets
Gross Derivative Instruments	$ 469	$ 744
Amounts Available for Offset	(339)	(439)
Net Amounts	130	305
Derivative Instrument Liabilities
Gross Derivative Instruments	(716)	(521)
Amounts Available for Offset	339	439
Net Amounts	(377)	(82)
Cash collateral provided by the Company	133	57
Letters of credit provided by the Company	59	83
Cash collateral received by the Company (less than)	1	1
Letters of credit received by the Company	75	12
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	10	3
Foreign exchange
Derivative Instrument Assets
Gross Derivative Instruments	51	111
Amounts Available for Offset	(49)	(16)
Net Amounts	2	95
Derivative Instrument Liabilities
Gross Derivative Instruments	(238)	(16)
Amounts Available for Offset	49	16
Net Amounts	(189)	0
Interest rate
Derivative Instrument Assets
Gross Derivative Instruments		36
Amounts Available for Offset		(5)
Net Amounts		31
Derivative Instrument Liabilities
Gross Derivative Instruments	(139)	(47)
Amounts Available for Offset	0	5
Net Amounts	(139)	(42)
Power | Commodities
Derivative Instrument Assets
Gross Derivative Instruments	418	597
Amounts Available for Offset	(290)	(418)
Net Amounts	128	179
Derivative Instrument Liabilities
Gross Derivative Instruments	(339)	(458)
Amounts Available for Offset	290	418
Net Amounts	$ (49)	$ (40)